Provisions for tax, labor and civil risks (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Provisions for tax, labor and civil risks
Opening balance	R$ 37,781	R$ 34,707
Additions	2,705	3,255
Reversals	0	(114)
Payments	0	(67)
Closing balance	R$ 40,486	R$ 37,781